Financial Liabilities at Amortised Cost (Details) - Schedule of Loans from Chilean Central Bank by Maturity Amount - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial Liabilities at Amortised Cost (Details) - Schedule of Loans from Chilean Central Bank by Maturity Amount [Line Items]
Issued debt instruments	$ 4,271,414	$ 3,239,363
Chilean Central Bank [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Loans from Chilean Central Bank by Maturity Amount [Line Items]
Issued debt instruments	6,048,867	5,584,084
chilean financial institutions [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Loans from Chilean Central Bank by Maturity Amount [Line Items]
Issued debt instruments	46,218	41,318
Due within 1 year [Member] | Chilean Central Bank [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Loans from Chilean Central Bank by Maturity Amount [Line Items]
Issued debt instruments	6,048,867
Due within 1 year [Member] | chilean financial institutions [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Loans from Chilean Central Bank by Maturity Amount [Line Items]
Issued debt instruments	46,218	41,318
Due within 1 year [Member] | Foreign financial institutions [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Loans from Chilean Central Bank by Maturity Amount [Line Items]
Issued debt instruments	3,793,613	3,239,363
Due within 1 and 2 year [Member] | Chilean Central Bank [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Loans from Chilean Central Bank by Maturity Amount [Line Items]
Issued debt instruments		5,584,084
Due within 1 and 2 year [Member] | chilean financial institutions [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Loans from Chilean Central Bank by Maturity Amount [Line Items]
Issued debt instruments
Due within 1 and 2 year [Member] | Foreign financial institutions [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Loans from Chilean Central Bank by Maturity Amount [Line Items]
Issued debt instruments	304,384
Due within 2 and 3 year [Member] | Chilean Central Bank [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Loans from Chilean Central Bank by Maturity Amount [Line Items]
Issued debt instruments
Due within 2 and 3 year [Member] | chilean financial institutions [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Loans from Chilean Central Bank by Maturity Amount [Line Items]
Issued debt instruments
Due within 2 and 3 year [Member] | Foreign financial institutions [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Loans from Chilean Central Bank by Maturity Amount [Line Items]
Issued debt instruments
Due within 3 and 4 year [Member] | Chilean Central Bank [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Loans from Chilean Central Bank by Maturity Amount [Line Items]
Issued debt instruments
Due within 3 and 4 year [Member] | chilean financial institutions [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Loans from Chilean Central Bank by Maturity Amount [Line Items]
Issued debt instruments
Due within 3 and 4 year [Member] | Foreign financial institutions [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Loans from Chilean Central Bank by Maturity Amount [Line Items]
Issued debt instruments	173,417
Due after 5 years [Member] | Chilean Central Bank [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Loans from Chilean Central Bank by Maturity Amount [Line Items]
Issued debt instruments
Due after 5 years [Member] | chilean financial institutions [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Loans from Chilean Central Bank by Maturity Amount [Line Items]
Issued debt instruments
Due after 5 years [Member] | Foreign financial institutions [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Loans from Chilean Central Bank by Maturity Amount [Line Items]
Issued debt instruments